OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables And Accruals
Schedule of Other Payables and Accruals

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Financial liabilities
Accrued expenses	5,398	6,444	934
Deposits from customers	505	305	44
Other payables (financial liabilities)	5,903	6,749	978

Accrued payroll	2,878	3,108	451
Penalties related to income tax	3,025	4,611	668
Taxes other than income tax payable (a)	285	1,885	274
Others	7	371	54
Others payables (non-financial liabilities)	6,195	9,975	1,447

Total	12,098	16,724	2,425

(a)	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.